S-K 1602(c) Dilution - USD ($)	Feb. 11, 2026	Dec. 31, 2025
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share		$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	7.55
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.59
Net Tangible Book Value, Amount of Dilution, per Share	2.45
Net Tangible Book Value, Adjusted, per Share	$ 7.55
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	173,750,000
Net Tangible Book Value, Adjusted	$ 166,815,857
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	22,107,500
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	7.54
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.58
Net Tangible Book Value, Amount of Dilution, per Share	2.46
Net Tangible Book Value, Adjusted, per Share	$ 7.54
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	151,250,000
Net Tangible Book Value, Adjusted	$ 145,075,057
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	19,250,000
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 6,900,000
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	6,000,000
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 140,800
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(562,500)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
No Redemption [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	545,000
No Redemption [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	500,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	(1.17)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(1.13)
Net Tangible Book Value, Amount of Dilution, per Share	11.17
Net Tangible Book Value, Adjusted, per Share	$ (1.17)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	173,750,000
Net Tangible Book Value, Adjusted	$ (5,684,143)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	17,250,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		11.17
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	(1.16)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(1.12)
Net Tangible Book Value, Amount of Dilution, per Share	11.16
Net Tangible Book Value, Adjusted, per Share	$ (1.16)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	151,250,000
Net Tangible Book Value, Adjusted	$ (4,924,943)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,250,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		11.16
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (172,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(17,250,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(15,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 6,900,000
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	6,000,000
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 140,800
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(562,500)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	545,000
Redemption at 100 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	500,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	6.95
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.99
Net Tangible Book Value, Amount of Dilution, per Share	3.05
Net Tangible Book Value, Adjusted, per Share	$ 6.95
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	173,750,000
Net Tangible Book Value, Adjusted	$ 123,690,857
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,795,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		3.05
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	6.94
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.98
Net Tangible Book Value, Amount of Dilution, per Share	3.06
Net Tangible Book Value, Adjusted, per Share	$ 6.94
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	151,250,000
Net Tangible Book Value, Adjusted	$ 107,575,057
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		3.06
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (43,125,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (37,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 6,900,000
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	6,000,000
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 140,800
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(562,500)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	545,000
Redemption at 25 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	500,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	5.98
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.02
Net Tangible Book Value, Amount of Dilution, per Share	4.02
Net Tangible Book Value, Adjusted, per Share	$ 5.98
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	173,750,000
Net Tangible Book Value, Adjusted	$ 80,565,857
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,482,500
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		4.02
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	5.96
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6
Net Tangible Book Value, Amount of Dilution, per Share	4.04
Net Tangible Book Value, Adjusted, per Share	$ 5.96
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	151,250,000
Net Tangible Book Value, Adjusted	$ 70,075,057
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,750,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		4.04
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (86,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 6,900,000
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	6,000,000
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 140,800
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(562,500)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	545,000
Redemption at 50 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	500,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	4.08
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.12
Net Tangible Book Value, Amount of Dilution, per Share	5.92
Net Tangible Book Value, Adjusted, per Share	$ 4.08
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	173,750,000
Net Tangible Book Value, Adjusted	$ 37,440,857
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,170,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		5.92
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)	4.07
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.11
Net Tangible Book Value, Amount of Dilution, per Share	5.93
Net Tangible Book Value, Adjusted, per Share	$ 4.07
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (191,506)
Net Tangible Book Value, Proceeds from Offering	151,250,000
Net Tangible Book Value, Adjusted	$ 32,575,057
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	4,312,500
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,000,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 5.93
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (129,375,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,937,500)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (112,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(11,250,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 6,900,000
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	6,000,000
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 140,800
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(562,500)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 157,363
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	545,000
Redemption at 75 Percent of Maximum [Member] | Sale of Private Placement Units [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	500,000